Submission	May 16, 2025
Submission [Line Items]
Central Index Key	0001140859
Registrant Name	Cencora, Inc.
Registration File Number	333-283481
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES